Financial Instrument Risk Exposure and Risk Management - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial liabilities [line items]
Maximum exposure to credit risk of financial assets	$ 104,600,000
Change in interest rates	10.00%
Financial assets	$ 47,374	$ 46,121
Change in currency rate	10.00%
Net loss increase decrease	$ 1,000	2,000
Net loss in the year	(20,324)	(66,896)
Brazilian reals [Member]
Disclosure of financial liabilities [line items]
Financial assets	28,653	19,810
Canadian dollars [Member]
Disclosure of financial liabilities [line items]
Financial assets	18,721	26,311
Cash and cash equivalents [member] | Brazilian reals [Member]
Disclosure of financial liabilities [line items]
Financial assets	12,900	19,800
Cash and cash equivalents [member] | Canadian dollars [Member]
Disclosure of financial liabilities [line items]
Financial assets	$ 7,800	$ 25,800